Share-based payments (Tables)	12 Months Ended
Jun. 30, 2020
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
	Gross award	Post net settlement
At 1 July 2019	178,402	94,552
Awarded	174,199	92,782
Vested	(96,454)	(51,122)
At 30 June 2020	256,147	136,212